                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  Oppenheimer International Small Company Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
COMMON STOCKS--85.1%
CONSUMER DISCRETIONARY--15.2%
AUTOMOBILES--0.5%
Piaggio & C SpA                                            2,026,000   $    7,732,201
DISTRIBUTORS--0.6%
Inchcape plc                                               1,400,000        9,055,437
HOTELS, RESTAURANTS & LEISURE--1.1%
JD Wetherspoon plc                                         1,000,000        7,351,538
Rezidor Hotel Group AB(1)                                  1,200,000        7,855,528
                                                                       --------------
                                                                           15,207,066
HOUSEHOLD DURABLES--0.6%
SEB SA                                                        84,000        8,951,353
INTERNET & CATALOG RETAIL--3.2%
ASOS plc(1)                                                  200,000        7,815,726
B2W Companhia Global do Varejo                               400,000        5,676,438
Start Today Co. Ltd.                                       1,500,000       31,487,814
                                                                       --------------
                                                                           44,979,978
MEDIA--3.4%
CyberAgent, Inc.                                               9,000       30,766,897
Schibsted Gruppen AS                                         263,000        8,430,223
Societe Television Francaise 1                               500,000        8,958,381
                                                                       --------------
                                                                           48,155,501
MULTILINE RETAIL--1.8%
Don Quijote Co. Ltd.                                         500,000       17,480,962
Mothercare plc                                             1,100,000        7,916,598
                                                                       --------------
                                                                           25,397,560
SPECIALTY RETAIL--2.6%
Carphone Warehouse Group plc(1)                            1,219,000        7,825,543
Dufry Group(1)                                                71,000        9,240,239
Dunelm Group plc                                           1,000,000        7,402,533
Praktiker Bau-und Heimwerkermaekte Holding AG                613,000        5,496,781
USS Co. Ltd.                                                 100,000        7,606,429
                                                                       --------------
                                                                           37,571,525
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Asics Corp.                                                  500,000        7,802,610
Bijou Brigitte Modische Accessoires AG                        29,000        3,630,843
Tod's SpA                                                     68,000        8,773,026
                                                                       --------------
                                                                           20,206,479
CONSUMER STAPLES--5.1%
BEVERAGES--0.7%
Remy Cointreau SA                                            120,000        9,843,426
FOOD PRODUCTS--1.4%
Aryzta AG                                                    150,000        8,336,265
PT Mayora Indah                                            2,769,000        4,217,328
Viscofan SA                                                  193,000        7,732,443
                                                                       --------------
                                                                           20,286,036
HOUSEHOLD PRODUCTS--0.5%
PZ Cussons plc                                             1,300,000        7,812,596


                1 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
COMMON STOCKS CONTINUED
PERSONAL PRODUCTS--2.5%
Colgate-Palmolive (India) Ltd.                               500,000   $    9,919,525
Dr. Ci:Labo Co. Ltd.                                           5,894       25,076,268
                                                                       --------------
                                                                           34,995,793
ENERGY--4.1%
ENERGY EQUIPMENT & SERVICES--0.6%
Schoeller-Bleckmann Oilfield Equipment AG                     87,000        8,380,987
OIL, GAS & CONSUMABLE FUELS--3.5%
Afren plc(1)                                               3,000,000        8,212,035
Calvalley Petroleum, Inc., Cl. A(1)                        4,021,600       11,165,922
CGX Energy, Inc., Legend Shares(1)                         4,850,000        3,604,273
GeoGlobal Resources, Inc.(1)                               3,428,109        1,542,649
Gulf Keystone Petroleum Ltd.(1)                            2,000,000        5,202,115
HRT Participacoes em Petroleo SA, GDR, Legend Shares(1)      274,750        2,413,297
InterOil Corp.(1)                                            100,000        6,100,000
Ivanhoe Energy, Inc.(1)                                    1,000,000        2,260,412
Linc Energy Ltd.                                           2,000,000        7,004,431
Sable Mining Africa Ltd.(1)                                9,290,119        3,183,444
                                                                       --------------
                                                                           50,688,578
FINANCIALS--8.8%
CAPITAL MARKETS--2.6%
BinckBank NV                                                 250,000        4,099,629
CETIP SA                                                     750,000       11,408,652
IP Group plc(1)                                            2,000,000        1,607,995
Swissquote Group Holding SA                                   60,000        3,517,411
Tullett Prebon plc                                           600,000        3,764,435
Uranium Participation Corp.(1)                             2,000,000       13,046,395
                                                                       --------------
                                                                           37,444,517
COMMERCIAL BANKS--3.1%
Allahabad Bank Ltd.                                        2,000,000        8,762,349
Andhra Bank                                                2,000,000        6,362,526
Banco Macro SA, ADR                                          250,000        8,115,000
Dena Bank Ltd.                                             4,000,000        8,302,808
Indian Bank                                                1,000,000        4,935,065
Oriental Bank of Commerce                                  1,000,000        7,821,068
                                                                       --------------
                                                                           44,298,816
DIVERSIFIED FINANCIAL SERVICES--0.8%
IFCI Ltd.                                                  5,000,000        5,361,305
Osaka Securities Exchange Co. Ltd.                             1,500        6,408,828
                                                                       --------------
                                                                           11,770,133
INSURANCE--0.5%
Amlin plc                                                  1,069,000        7,473,680
REAL ESTATE INVESTMENT TRUSTS--0.5%
Frasers Centrepoint Trust                                  6,000,000        7,248,551
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
BR Properties SA                                             500,000        5,701,157


                2 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
COMMON STOCKS CONTINUED
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
Brasil Brokers Participacoes                               1,000,000   $    5,324,037
                                                                       --------------
                                                                           11,025,194
THRIFTS & MORTGAGE FINANCE--0.5%
Paragon Group Cos. plc                                     2,000,000        6,652,410
HEALTH CARE--6.6%
BIOTECHNOLOGY--1.4%
Abcam plc                                                  1,200,000        8,389,538
Algeta ASA(1)                                                200,000        5,141,325
Basilea Pharmaceutica AG(1)                                   80,000        6,631,493
                                                                       --------------
                                                                           20,162,356
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Carl Zeiss Meditec AG                                        300,000        6,933,571
Elekta AB, B Shares                                          200,000        8,698,118
Nobel Biocare Holding AG                                     400,000        8,713,800
                                                                       --------------
                                                                           24,345,489
HEALTH CARE PROVIDERS & SERVICES--0.6%
Fleury SA                                                    500,000        8,112,819
HEALTH CARE TECHNOLOGY--1.7%
M3, Inc.                                                       3,500       24,303,766
LIFE SCIENCES TOOLS & SERVICES--0.7%
BTG plc(1)                                                   600,000        2,693,535
MorphoSys AG(1)                                              250,000        7,429,340
                                                                       --------------
                                                                           10,122,875
PHARMACEUTICALS--0.5%
Hikma Pharmaceuticals plc                                    200,000        2,796,513
Santen Pharmaceutical Co. Ltd.                               130,000        5,192,066
                                                                       --------------
                                                                            7,988,579
INDUSTRIALS--10.9%
AEROSPACE & DEFENSE--1.1%
Chemring Group plc                                           655,000        7,170,628
Zodiac SA                                                    102,000        8,218,804
                                                                       --------------
                                                                           15,389,432
BUILDING PRODUCTS--0.6%
Kaba Holding AG, B Shares                                     20,000        8,699,730
COMMERCIAL SERVICES & SUPPLIES--1.2%
De La Rue plc                                                618,000        8,356,572
Mulitplus SA                                                 400,000        8,176,200
                                                                       --------------
                                                                           16,532,772
CONSTRUCTION & ENGINEERING--1.2%
Bilfinger Berger SE(1)                                        89,000        8,754,245
Trevi Finanziaria SpA                                        600,000        9,083,583
                                                                       --------------
                                                                           17,837,828
ELECTRICAL EQUIPMENT--1.0%
Nexans SA(1)                                                  70,000        6,811,660
Saft Groupe SA                                               100,000        3,534,423


                3 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
COMMON STOCKS CONTINUED
ELECTRICAL EQUIPMENT CONTINUED
Vacon OYJ                                                     70,000   $    4,536,179
                                                                       --------------
                                                                           14,882,262
MACHINERY--4.1%
Aalberts Industries NV                                       312,000        7,416,868
Demag Cranes AG                                              154,000       10,132,512
Krones AG(1)                                                 104,000        8,179,254
Kurita Water Industries Ltd.                                 180,000        5,188,573
OSG Corp.                                                    600,000        7,840,856
Palfinger AG                                                 100,000        3,999,252
Rotork plc                                                   272,000        7,744,540
Spirax-Sarco Engineering plc                                 241,000        7,901,184
                                                                       --------------
                                                                           58,403,039
TRADING COMPANIES & DISTRIBUTORS--0.6%
Bunzl plc                                                    625,000        7,905,320
TRANSPORTATION INFRASTRUCTURE--1.1%
Hamburger Hafen und Logistik AG                              156,000        7,466,843
Unique Zurich Airport                                         19,000        8,487,513
                                                                       --------------
                                                                           15,954,356
INFORMATION TECHNOLOGY--21.2%
COMPUTERS & PERIPHERALS--1.5%
Imagination Technologies Group plc(1)                      1,000,000        8,147,021
Logitech International SA(1)                                 500,000        6,197,938
Wincor Nixdorf AG                                            100,000        6,932,132
                                                                       --------------
                                                                           21,277,091
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Electrocomponents plc                                      1,700,000        8,216,154
Halma plc                                                  1,265,000        8,203,043
Hirose Electric Co.                                           70,000        7,190,875
Ingenico SA                                                  150,000        6,958,396
Premier Farnell plc                                        1,508,000        7,292,178
                                                                       --------------
                                                                           37,860,646
INTERNET SOFTWARE & SERVICES--9.2%
Blinkx plc(1)                                              4,000,000        9,269,847
Kakaku.com, Inc.                                               4,528       28,386,799
Mercadolibre, Inc.                                            90,000        7,930,800
Opera Software ASA(2)                                     10,029,383       67,415,312
So-net Entertainment Corp.                                     2,000        7,628,949
Sohu.com, Inc.(1)                                             26,000        2,096,380
Telecity Group plc(1)                                        937,000        8,387,229
                                                                       --------------
                                                                          131,115,316
IT SERVICES--3.7%
Digital Garage, Inc.(1)                                        8,000       39,181,914
Travelsky Technology Ltd., Cl. H                          10,423,500        6,352,728
Wirecard AG                                                  451,000        8,028,537
                                                                       --------------
                                                                           53,563,179


                4 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
COMMON STOCKS CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Aixtron SE                                                   200,000   $    7,937,031
SOFTWARE--3.6%
Aveva Group plc                                              300,000        8,226,682
Dwango Co. Ltd.                                                7,500       16,661,355
Micro Focus International plc                              1,600,000        9,872,676
Temenos Group AG(1)                                          200,000        7,034,822
Trend Micro, Inc.                                            300,000        9,127,236
                                                                       --------------
                                                                           50,922,771

MATERIALS--9.8%

CHEMICALS--2.6%
Croda International plc                                      291,000        9,320,234
Methanex Corp.                                               300,000        9,564,948
Symrise AG, Unsponsored ADR                                  267,000        8,337,986
Victrex plc                                                  400,000        9,929,265
                                                                       --------------
                                                                           37,152,433

METALS & MINING--7.2%
African Minerals Ltd.(1)                                     500,000        4,515,545
Anvil Mining Ltd.(1)                                       1,500,000        9,397,740
Colossus Minerals, Inc.(1)                                   500,000        4,180,214
Dynasty Metals & Mining, Inc.(1)                             249,400          738,791
Franco-Nevada Corp.                                          750,000       28,889,921
Ivernia, Inc.(1, 2)                                       11,062,000        2,397,709
Ivernia, Inc., Legend Shares(1, 2, 3)                     48,654,546       10,545,961
Medusa Mining Ltd.                                         1,500,000       13,999,897
Mirabela Nickel Ltd.(1)                                    4,000,000        8,752,645
Nevsun Resources Ltd.(1)                                   1,000,000        6,419,982
Western Areas NL                                           2,000,000       13,684,611
                                                                       --------------
                                                                          103,523,016

TELECOMMUNICATION SERVICES--0.2%

DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
Jazztel plc(1)                                               375,000        2,451,506
UTILITIES--3.2%

GAS UTILITIES--2.9%
ENN Energy Holdings Ltd.                                   8,000,000       27,824,387
Indraprastha Gas Ltd.                                      1,845,000       14,024,376
                                                                       --------------
                                                                           41,848,763

WATER UTILITIES--0.3%
GWR Global Water Resources Corp., Legend
Shares(1, 2, 4)                                              500,000        3,488,672
                                                                       --------------
Total Common Stocks (Cost $982,684,845)                                 1,216,958,864

                                              EXPIRATION   STRIKE
                                                 DATE       PRICE      CONTRACTS
                                              ----------   ------   --------------
OPTIONS PURCHASED--0.0%
Japanese Yen (JPY) Put(1) (Cost $4,195,000)     1/13/12     $105    20,000,000,000   136,400


                5 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                              UNITS           VALUE
                                                           -----------   --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
CETIP SA Rts., Strike Price 21.81BRR, Exp. 6/15/11(1)            5,524   $        5,952
Ethiopian Potash Corp., Legend Shares Wts., Strike Price
$0.75, Exp. 3/11/14(1)                                       2,200,000          885,586
                                                                         --------------
Total Rights, Warrants and Certificates (Cost $210,741)                         891,538

                                                              SHARES
                                                           -----------
INVESTMENT COMPANY--14.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.16% (2, 5) (Cost $207,631,034)                           207,631,034      207,631,034
Total Investments, at Value (Cost $1,194,721,620)                 99.7%   1,425,617,836
Other Assets Net of Liabilities                                    0.3        4,314,817
                                                           -----------   --------------
Net Assets                                                       100.0%  $1,429,932,653
                                                           ===========   ==============

Footnotes to Statement of Investments

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

BRR   Brazilian Real
EUR   Euro

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       PRINCIPAL AMOUNT/                                           PRINCIPAL AMOUNT/
                                                             SHARES           GROSS               GROSS                 SHARES
                                                        AUGUST 31, 2010     ADDITIONS           REDUCTIONS           MAY 31, 2011
                                                       -----------------   -----------         -----------         -----------------
Agriterra Ltd.                                                50,000,000            --          50,000,000                        --
Anvil Mining Ltd.(a)                                           8,000,000            --           6,500,000                 1,500,000
Banro Corp.                                                    9,900,800        99,200          10,000,000                        --
Black Marlin Energy Holdings Ltd., Legend Shares              20,000,000            --          20,000,000 (b)                    --
Calvalley Petroleum, Inc., Cl. A(a)                            9,000,000            --           4,978,400                 4,021,600
Enablence Technologies, Inc.                                  17,000,000     3,000,000          20,000,000                        --
GeoGlobal Resources, Inc.(a)                                          --     7,000,000           3,571,891                 3,428,109
Gigaset AG (formerly Arques Industries AG)                     2,250,000     1,500,000           3,750,000                        --
Gigaset AG, 9% Cv. Unsec. Unsub. Nts., 1/1/13
   (formerly Arques Industries AG, 9% Cv. Unsec.
   Unsub. Nts., 1/1/13)                                               --     1,199,350     EUR   1,199,350     EUR                --
GWR Global Water Resources Corp., Legend Shares                       --       500,000                  --                   500,000
Ivernia, Inc.                                                 13,300,000            --           2,238,000                11,062,000
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13                        5,000,000            --           5,000,000 (b)                    --
Ivernia, Inc., Legend Shares                                   3,200,000    45,454,546 (b)              --                48,654,546
Opera Software ASA                                            17,000,000            --           6,970,617                10,029,383
Oppenheimer Institutional Money Market Fund, Cl. E            25,212,434   710,405,569         527,986,969               207,631,034
Polarcus Ltd.                                                 12,000,000     6,000,000          18,000,000                        --
UNX Energy Corp. (formerly Universal Power Corp.)              1,503,000         3,600           1,506,600                        --
UNX Energy Corp., Legend Shares (formerly Universal
Power Corp., Legend Shares)                                    5,747,000            --           5,747,000 (b)                    --
World Energy Solutions, Inc.                                     600,000            --             600,000 (b)                    --


                6 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                                 REALIZED
                                                                      VALUE         INCOME     GAIN (LOSS)
                                                                  ------------     --------   ------------
Agriterra Ltd.                                                    $         --     $     --   $    305,239
Anvil Mining Ltd.(a)                                                        -- (c)       --    (10,033,834)
Banro Corp.                                                                 --           --      9,572,653
Black Marlin Energy Holdings Ltd., Legend Shares                            --           --             --
Calvalley Petroleum, Inc., Cl. A(a)                                         -- (c)       --    (16,170,163)
Enablence Technologies, Inc.                                                --           --     (3,839,866)
GeoGlobal Resources, Inc.(a)                                                -- (c)       --       (794,688)
Gigaset AG (formerly Arques Industries AG)                                  --           --    (20,608,593)
Gigaset AG, 9% Cv. Unsec. Unsub. Nts., 1/1/13 (formerly Arques
   Industries AG, 9% Cv. Unsec. Unsub. Nts., 1/1/13)                        --       84,519      1,705,536
GWR Global Water Resources Corp., Legend Shares                      3,488,672           --             --
Ivernia, Inc.                                                        2,397,709           --     (3,157,579)
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13                                     --      132,602             --
Ivernia, Inc., Legend Shares                                        10,545,961           --             --
Opera Software ASA                                                  67,415,312           --     20,464,684
Oppenheimer Institutional Money Market Fund, Cl. E                 207,631,034       75,685             --
Polarcus Ltd.                                                               --           --      7,723,751
UNX Energy Corp. (formerly Universal Power Corp.)                           --          692      4,400,778
UNX Energy Corp., Legend Shares (formerly Universal Power
   Corp., Legend Shares)                                                    --           --     16,616,077
World Energy Solutions, Inc.                                                --           --     (2,641,171)
                                                                  ------------     --------   ------------
                                                                  $291,478,688     $293,498   $  3,542,824
                                                                  ============     ========   ============

(a.) No longer an affiliate as of May 31, 2011.

(b.) All or a portion is the result of a corporate action.

(c.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(3.) Restricted security. The aggregate value of restricted securities as of May
     31, 2011 was $10,545,961, which represents 0.74% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                  ACQUISITION                                 UNREALIZED
SECURITY                             DATE            COST         VALUE      APPRECIATION
--------                       ----------------   ----------   -----------   ------------
Ivernia, Inc., Legend Shares   04/20/05-3/30/09   $9,001,452   $10,545,961    $1,544,509

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,488,672 or 0.24% of the Fund's net assets as of May 31, 2011.

(5.) Rate shown is the 7-day yield as of May 31, 2011.


                7 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                                                                            LEVEL 3--
                                        LEVEL 1--          LEVEL 2--       SIGNIFICANT
                                        UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                      QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                                      -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary              $105,600,200     $111,656,900          $ --       $  217,257,100
   Consumer Staples                      40,048,987       32,888,864            --           72,937,851
   Energy                                36,454,401       22,615,164            --           59,069,565
   Financials                           119,504,473        6,408,828            --          125,913,301
   Health Care                           84,702,493       10,333,391            --           95,035,884
   Industrials                          104,478,118       51,126,621            --          155,604,739
   Information Technology               108,239,149      194,436,885            --          302,676,034
   Materials                            102,444,980       38,230,469            --          140,675,449
   Telecommunication Services                    --        2,451,506            --            2,451,506
   Utilities                             41,848,763        3,488,672            --           45,337,435
Options Purchased                                --          136,400            --              136,400
Rights, Warrants and Certificates                --          891,538            --              891,538
Investment Company                      207,631,034               --            --          207,631,034
                                       ------------     ------------          ----       --------------
Total Investments, at Value             950,952,598      474,665,238            --        1,425,617,836
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts              --            7,204            --                7,204
                                       ============     ============          ====       ==============
Total Assets                           $950,952,598     $474,672,442          $ --       $1,425,625,040
                                       ============     ============          ====       ==============
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts    $         --     $    (19,700)         $ --       $      (19,700)
                                       ============     ============          ====       ==============
Total Liabilities                      $         --     $    (19,700)         $ --       $      (19,700)
                                       ============     ============          ====       ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.


                8 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                         TRANSFERS INTO   TRANSFERS OUT OF   TRANSFERS INTO   TRANSFERS OUT
                            LEVEL 1*          LEVEL 1**         LEVEL 2**      OF LEVEL 2*
                         --------------   ----------------   --------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Staples        $        --      $(19,054,874)      $19,054,874     $         --
   Energy                           --       (39,598,798)       39,598,798               --
   Financials               30,918,979       (19,426,259)       19,426,259      (30,918,979)
   Materials                        --       (18,327,891)       18,327,891               --
   Utilities                21,535,796                --                --      (21,535,796)
                           -----------      ------------       -----------     ------------
Total Assets               $52,454,775      $(96,407,822)      $96,407,822     $(52,454,775)
                           -----------      ------------       -----------     ------------

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS        VALUE       PERCENT
-------------------   --------------   -------
Japan                 $  277,468,597    19.5%
United Kingdom           238,065,295    16.7
United States            211,270,063    14.8
Canada                   112,686,526     7.9
Germany                   89,259,075     6.3
Norway                    80,986,860     5.7
Switzerland               66,859,211     4.7
India                     65,489,022     4.6
France                    53,276,443     3.7
Brazil                    46,818,552     3.3
Australia                 43,441,584     3.0
Cayman Islands            27,824,387     2.0
Italy                     25,588,810     1.8
Sweden                    16,553,646     1.2
Argentina                 16,045,800     1.1
Austria                   12,380,239     0.9
The Netherlands           11,516,497     0.8
Spain                      7,732,443     0.5
Singapore                  7,248,551     0.5
China                      6,352,728     0.4
Finland                    4,536,179     0.3
Indonesia                  4,217,328     0.3
                      --------------   -----
Total                 $1,425,617,836   100.0%
                      ==============   =====


                9 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2011 ARE AS FOLLOWS:

                                               CONTRACT AMOUNT     EXPIRATION                 UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL       (000'S)            DATE         VALUE     APPRECIATION   DEPRECIATION
---------------------------------   --------   ---------------     ----------   ----------   ------------   ------------
BANK OF NEW YORK (THE)
Japanese Yen (JPY)                      Sell            41,270 JPY   6/2/11     $  506,318      $3,693         $   --
BARCLAY'S CAPITAL
Canadian Dollar (CAD)                   Sell               166 CAD   6/1/11        170,840          --          1,616
BROWN BROTHERS HARRIMAN:
Japanese Yen (JPY)                      Sell            42,502 JPY   6/1/11        521,436       3,511             --
Norwegian Krone (NOK)                   Sell            10,698 NOK   6/1/11      1,986,719          --         18,084
                                                                                                ------        -------
                                                                                                 3,511         18,084
                                                                                                ------        -------
Total unrealized appreciation and depreciation                                                  $7,204        $19,700
                                                                                                ======        =======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.


                10 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.


                11 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $143,604, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $136,400 as of May 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of May 31, 2011 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its


                12 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

     counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended May 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $18,266,270 and $24,273,837, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended May 31, 2011, the Fund had an ending monthly average market value of $499,400 on purchased put options.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                13 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

During the period ended May 31, 2011, the Fund did not have any outstanding written options.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

RESTRICTED SECURITIES

As of May 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,220,787,881
Federal tax cost of other investments          965,591
                                        --------------
Total federal tax cost                  $1,221,753,472
                                        ==============
Gross unrealized appreciation           $  251,792,740
Gross unrealized depreciation              (46,950,840)
                                        --------------
Net unrealized appreciation             $  204,841,900
                                        ==============


                14 | Oppenheimer International Small Company Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2011